Annual Operating Expenses - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity Massachusetts Municipal Income Fund - Fidelity Massachusetts Municipal Income Fund
	Mar. 30, 2024
Operating Expenses:
Management fee	0.44%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.45%

[1]	A Adjusted to reflect current fees.
[2]	B The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.11% was previously charged under the services agreements.